CONVERTIBLE DEBT (Details 4) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Gain on extinguishment of debt	$ (280,504)
Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of derivative liability, beginning balance	171,499
Fair value of derivative liability at issuance recorded as debt Discount			193,164
Gain on extinguishment of debt	(171,499)		(21,665)
Fair value of derivative liability, ending balance			$ 171,499